Income Tax Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Net loss before income taxes	$ (1,820,183)	$ (9,077,795)	$ (5,451,112)
Canadian federal income tax rate	15.00%	15.00%	15.00%
Canadian Income tax recovery at statutory income tax rate, amount	$ (273,028)	$ (1,361,669)	$ (817,667)
Canadian Income tax recovery at statutory income tax rate percentage	(15.00%)	(15.00%)	(15.00%)
Effect of non- deductible expenses and other items:
Alberta income tax recovery (8%)	$ (145,615)	$ (726,224)	$ (436,089)
Alberta income tax recovery percentage	(8.00%)	(8.00%)	(8.00%)
Fair value remeasurement of convertible debentures	$ 1,246,256	$ 0	$ 0
Fair value remeasurement of convertible debentures percentage	68.00%	0.00%	0.00%
Stock-based Compensation And Other Expenses	$ 170,327	$ 92,142	$ 58,801
Stock-based compensation and other expenses	9.00%	1.00%	1.00%
Foreign income taxes	$ 496,965	$ 0	$ 0
Foreign income taxes percentage	27.00%	0.00%	0.00%
Foreign exchange adjustments	$ (68,226)	$ 160,597	$ 2,754
Foreign exchange adjustments percentage	(4.00%)	2.00%	0.00%
Change in estimates	$ (57,879)	$ (14,841)	$ (10,060)
Change in estimates percentage	(3.00%)	0.00%	0.00%
Expiry of 2015 foreign tax credits	$ 215,230	$ 0	$ 0
Expiry of 2015 foreign tax credits percentage	12.00%	0.00%	0.00%
US loss expiry and other	$ 1,193	$ 1,530	$ 437,330
US loss expiry and other percentage	0.00%	0.00%	8.00%
Change In Valuation Allowance	$ (1,088,258)	$ 1,848,465	$ 764,931
Change in valuation allowance percentage	59.00%	(20.00%)	(14.00%)
Current tax expense	$ 496,965	$ 0	$ 0
Current tax expense percentage	27.00%	0.00%	0.00%